Item 1. Schedule of Investments


 T. Rowe Price Inflation Protected Bond Fund
 Unaudited                                             February 28, 2005
 PORTFOLIO OF INVESTMENTS (1)                          $ Par/Shares  Value
 (Amounts in 000s)

 U.S. GOVERNMENT & AGENCY OBLIGATIONS
 (EXCLUDING MORTGAGE-BACKED)  95.5%
 U.S. Government Agency Obligations +/-   0.9%
 Federal National Mortgage Assn., VR, 4.66%, 2/17/09   750           752

                                                                     752

 U.S. Treasury Obligations  94.6%
 U.S. Treasury Inflation-Indexed Bonds
 2.375%, 1/15/25                                       6,765         7,233

 3.375%, 4/15/32                                       804           1,062

 3.875%, 4/15/29                                       8,347         11,441

 U.S. Treasury Inflation-Indexed Notes
 0.875%, 4/15/10                                       5,073         4,991

 1.625%, 1/15/15                                       1,296         1,287

 1.875%, 7/15/13                                       7,746         7,930

 2.00%, 1/15 - 7/15/14                                 15,414        15,876

 3.00%, 7/15/12                                        6,367         7,056

 3.375%, 1/15/07                                       2,883         3,030

 3.50%, 1/15/11                                        3,827         4,306

 3.625%, 1/15/08                                       5,519         5,957

 3.875%, 1/15/09                                       2,785         3,089

 4.25%, 1/15/10                                        2,427         2,782

 U.S. Treasury Notes, 1.875%, 11/30/05                 1,000         991

                                                                     77,031
 Total U.S. Government & Agency Obligations (excluding
 Mortgage-Backed) (Cost  $75,682)                                    77,783

 U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 0.8%
 U.S. Government Obligations 0.8%
 Government National Mortgage Assn.
 4.50%, 5/15 - 12/15/18                                653           650

 Total U.S. Government & Agency Mortgage-Backed
 Securities (Cost  $665)                                             650

 CORPORATE BONDS AND NOTES  0.2%
 Finance and Credit  0.2%
 SLM Corporation, VR, 4.38%, 4/1/09                    150           149

 Total Corporate Bonds and Notes (Cost  $150)                        149

 FOREIGN GOVERNMENT OBLIGATIONS & AGENCY
 OBLIGATIONS  1.1%
 Republic of Italy, 1.65%, 9/15/08 (EUR)               643           875

 Total Foreign Government Obligations & Agency
 Obligations (Cost  $870)                                            875

 Money Market Funds  2.9%
 T. Rowe Price Government Reserve Investment Fund,     2,359         2,359
 2.52% #+
 Total Money Market Funds (Cost $2,359)                              2,359

 FORWARD CURRENCY EXCHANGE CONTRACTS  0.0%
 Unrealized Gain (Loss) on Forward Currency Exchange                 (4)
 Contracts  (2)
 Total Forward Currency Exchange Contracts                           (4)

 Total Investments in Securities
 100.5% of Net Assets (Cost $79,726)                                 81,812
                                                       $

 (1)  Denominated in U.S. dollars unless otherwise noted
  #   Seven-day yield
  +/- The issuer is a publicly-traded company that operates
      under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
 +    Affiliated company - See Note 4
 EUR  Euro
 VR   Variable Rate;  rate shown is effective rate at period-end

 (2) Open Forward Currency Exchange Contracts at February 28,2005 were as follows:
 Amounts in (000s)
                                                                     Unrealized
 Counterparty    Settlement      Deliver           Receive           Gain (Loss)
 Morgan Stanley   6/1/05         USD  879          EUR   665           $(4)

 Net unrealized gain (loss) on open
 forward currency exchange contracts                                   $(4)



 The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Inflation Protected Bond Fund
Unaudited
February 28, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Inflation Protected Bond Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide inflation protection and income by investing primarily in inflation-protected debt securities.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Forward Currency Exchange Contracts
The fund may invest in forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.


NOTE 3 - FEDERAL INCOME TAXES

At February 28, 2005, the cost of investments for federal income tax purposes was $79,726,000. Net unrealized gain aggregated $2,090,000 at period-end, of which $2,217,000 related to appreciated investments and $127,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of February 28, 2005.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the nine months ended February 28, 2005, dividend income from the Reserve Funds totaled $26,000, and the value of shares of the Reserve Funds held at February 28, 2005 and May 31, 2004 was $2,359,000 and $3,192,000, respectively.



Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.



                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Inflation Protected Bond Fund, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     April 22, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     April 22, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     April 22, 2005